OPERATING EXPENSES	6 Months Ended
Jun. 30, 2025
Material income and expense [abstract]
OPERATING EXPENSES	OPERATING EXPENSES
Sales and marketing expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
People costs	8,491	6,615	16,638	12,872
Employees' bonuses related to acquisition (Note 5)	347	—	347	—
External marketing expenses	2,459	1,507	5,025	3,027
External content	786	694	1,518	1,742
Amortization of acquired intangible assets	1,653	1,057	3,863	1,230
Share-based payment expense	419	240	790	404
Software and subscriptions	730	286	1,015	507
Other	501	314	889	543
Total sales and marketing expenses	15,386	10,713	30,085	20,325

Technology expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
People costs	3,291	2,269	6,392	4,724
Employees' bonuses related to acquisition (Note 5)	243	—	243	—
Amortization of internally developed intangibles	467	307	835	589
Amortization of acquired technology and software	797	—	1,598	—
Software and subscriptions	582	336	1,298	611
Share-based payment expense	98	16	160	65
Hosting costs	241	64	563	160
Other	422	102	775	160
Total technology expenses	6,141	3,094	11,864	6,309
General and administrative expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
People costs	3,723	3,110	7,179	6,100
Share-based payment and related expenses	1,705	1,464	2,681	2,088
Legal and consultancy fees	1,008	931	2,376	1,729
Acquisition related costs	378	(450)	703	357
Insurance	106	96	215	205
Short-term leases	10	126	49	280
Amortization of right-of-use assets	299	186	570	285
Depreciation of property and equipment	157	71	283	141
Software and subscriptions	425	310	794	604
Other	611	393	1,181	752
Total general and administrative expenses	8,422	6,237	16,031	12,541

During the three months ended June 30, 2024, accounting treatment related to the acquisition of the Freebets.com Assets was finalized which resulted in capitalization of $450 acquisition related costs incurred during the three months ended March 31, 2024.
Fair value movement on contingent consideration
The fair value movement on contingent consideration for the three and six months ended June 30, 2025 is directly associated with the OddsJam Acquisition and is driven by changes in circumstances, rather than by new information about conditions that existed at the OddsJam Acquisition closing date. These changes primarily reflect Odds Holdings’ performance during the period, which exceeded initial expectations as a result of synergies realized following the OddsJam Acquisition which generated post-acquisition revenue growth and cost optimization.